Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002

Dear Shareholder:
The Japanese market had been one of the best performers among asset classes during the six months ended November 30, 2002, as positive indicators of a cyclical recovery pushed Japanese equities higher throughout the first half of the reporting period. As the period came to a close, however, mounting concerns about the prospects for an economic recovery in the United States led investors to reevaluate the anticipated cyclical recovery in Japan. October began with many market observers believing that Japan's economy might be entering the final phase of its 12-year bear market with the appointment of a new head for Japan's Financial Services Agency. But his initial ideas were perceived to have a negative impact on the economy, and many lower-quality companies and bank shares were sold aggressively on fears of bankruptcies. In November the market rebounded modestly, supported by positive macroeconomic data, corporate profit announcements and a growing belief that a hard landing might be avoided due to the Financial Services Agency's more mild compromise on nonperforming loan issues.

Performance and Portfolio Strategy
For the six-month period ended November 30, 2002, Morgan Stanley Japan Fund's Class B shares posted a total return of -19.48 percent compared to -19.30 percent for the Morgan Stanley Capital International (MSCI) Japan Index*. For the same period, the Fund's Class A, C and D shares posted total returns of -19.12 percent, -19.38 percent and -18.97 percent, respectively. The performance of the Fund's share classes varies because each has different expenses.

According to Morgan Stanley Investment Management, the Fund's sub-advisor, the Fund's significant exposure to Japanese technology stocks negatively affected its performance, as these issues declined on fears of a deteriorating U.S. economy and rising Japanese yen. Conversely, the Fund's small exposure to the languishing banking sector helped it sidestep major declines in that area. The Fund maintained its exposure to Japanese technology companies that, in the view of the sub-advisor, had a generally positive profit outlook, and increased its exposure to companies outside the technology sector that have measurable positive balance sheet qualities.

----------------
* The Morgan Stanley Capital International (MSCI) Japan Index is a capitalization-weighted index that measures performance in U.S. dollars, assuming reinvestment of net dividends, of selected securities listed primarily on the Tokyo Stock Exchange. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by Japan. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Japan Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

Looking Ahead
While it is uncertain whether Japan will act decisively to correct its banking system's loan problems, the new head of Japan's Financial Services Agency is a highly acclaimed academic with few political ties and seems to be promising new hope to solve the excess capacity and deflationary pressures that have burdened the local economy for years. The sub-advisor is encouraged by the Japanese government's recent promise to tackle deflation and by the Bank of Japan's proposal to consider purchasing Japanese bank equity portfolios as an example that appropriate measures to revive the domestic economy are now seriously beginning to emerge. The sub-advisor notes that Japanese valuations remain near 20-year lows and select companies are continuing to reinvent themselves by focusing on their core competencies through restructuring, rationalization of their businesses and presenting attractive global valuation comparisons.

We appreciate your ongoing support of Morgan Stanley Japan Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Japan Fund
FUND PERFORMANCE / / NOVEMBER 30, 2002

                           AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2002
 ------------------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                           CLASS B SHARES**
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (14.00)%(1)    (18.51)%(2)    1 Year                       (14.97)%(1)    (19.22)%(2)
 5 Years                       (4.97)%(1)     (5.99)%(2)    5 Years                       (5.79)%(1)     (6.15)%(2)
 Since Inception (7/28/97)     (9.12)%(1)    (10.03)%(2)    Since Inception (4/26/96)     (9.31)%(1)     (9.31)%(2)

                     CLASS C SHARES+                                           CLASS D SHARES++
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (14.95)%(1)    (15.80)%(2)    1 Year                       (14.03)%(1)
 5 Years                       (5.78)%(1)     (5.78)%(2)    5 Years                       (4.75)%(1)
 Since Inception (7/28/97)     (9.88)%(1)     (9.88)%(2)    Since Inception (7/28/97)     (8.93)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT / / NOVEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (94.3%)
           AUTO PARTS: O.E.M. (1.3%)
  85,000   NIFCO Inc...............................  $   857,137
                                                     -----------
           BUILDING PRODUCTS (0.6%)
 156,000   Sanwa Shutter Corp......................      413,304
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (1.5%)
 484,000   Mitsubishi Chemical Corp.*..............      990,332
                                                     -----------
           CHEMICALS: SPECIALTY (5.4%)
 332,000   Daicel Chemical Industries, Ltd.........      901,247
 416,000   Denki Kagaku Kogyo Kabushiki Kaisha.....      935,975
 211,000   Kaneka Corp.............................    1,179,963
 139,000   Shin-Etsu Polymer Co., Ltd..............      600,554
                                                     -----------
                                                       3,617,739
                                                     -----------
           COMMERCIAL PRINTING/ FORMS (1.8%)
  86,000   Dai Nippon Printing Co., Ltd............    1,019,353
  34,000   Nissha Printing Co., Ltd................      217,576
                                                     -----------
                                                       1,236,929
                                                     -----------
           COMPUTER PERIPHERALS (1.5%)
  96,200   Mitsumi Electric Co., Ltd...............      977,920
                                                     -----------
           COMPUTER PROCESSING HARDWARE (1.5%)
 274,000   Fujitsu Ltd.............................      978,332
                                                     -----------
           ELECTRIC UTILITIES (1.6%)
  64,600   Tokyo Electric Power Co., Inc...........    1,095,362
                                                     -----------
           ELECTRICAL PRODUCTS (0.6%)
 164,000   Furukawa Electric Co., Ltd..............      399,739
                                                     -----------
           ELECTRONIC COMPONENTS (1.9%)
  28,700   TDK Corp................................    1,265,729
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.8%)
  54,100   Ryosan Co., Ltd.........................      520,404
                                                     -----------
           ELECTRONIC EQUIPMENT/
           INSTRUMENTS (15.8%)
  47,000   Canon, Inc..............................    1,789,272
 160,000   Casio Computer Co., Ltd.................      958,670

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

  21,300   Kyocera Corp............................  $ 1,415,138
 180,000   Matsushita Electric Industrial Co.,
            Ltd....................................    1,844,461
 250,000   NEC Corp................................    1,065,868
 109,000   Ricoh Co., Ltd..........................    1,839,325
 530,000   Toshiba Corp.*..........................    1,723,893
                                                     -----------
                                                      10,636,627
                                                     -----------
           ELECTRONICS/ APPLIANCES (6.0%)
  53,000   Fuji Photo Film Co., Ltd................    1,719,573
  24,200   Rinnai Corp.............................      542,512
  39,900   Sony Corp...............................    1,762,925
                                                     -----------
                                                       4,025,010
                                                     -----------
           ENGINEERING & CONSTRUCTION (1.6%)
  68,000   Kyudenko Corp...........................      242,798
 300,000   Obayashi Corp...........................      660,308
  32,000   Sanki Engineering Co., Ltd..............      155,735
                                                     -----------
                                                       1,058,841
                                                     -----------
           FINANCE/RENTAL/ LEASING (1.7%)
  99,800   Hitachi Capital Corp....................    1,173,974
                                                     -----------
           FOOD RETAIL (1.8%)
  60,000   FamilyMart Co., Ltd.....................    1,222,793
                                                     -----------
           FOOD: MEAT/FISH/DAIRY (1.0%)
  78,000   Nippon Meat Packers, Inc................      697,530
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.7%)
  54,200   House Foods Corp........................      493,089
                                                     -----------
           HOME BUILDING (2.3%)
 220,000   Sekisui Chemical Co., Ltd...............      572,104
 135,000   Sekisui House, Ltd......................      977,256
                                                     -----------
                                                       1,549,360
                                                     -----------
           HOME FURNISHINGS (0.1%)
   4,000   Sangetsu Co., Ltd.......................       64,237
                                                     -----------
           INDUSTRIAL CONGLOMERATES (1.8%)
 284,000   Hitachi Ltd.............................    1,206,195
                                                     -----------
           INDUSTRIAL MACHINERY (8.9%)
 220,000   Amada Co., Ltd..........................      692,264

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

 235,000   Daifuku Co., Ltd........................  $   695,402
 100,000   Daikin Industries Ltd...................    1,638,542
  58,500   Fuji Machine MFG Co., Ltd...............      448,276
  78,000   Fujitec Co., Ltd........................      404,402
 525,000   Mitsubishi Heavy Industries, Ltd........    1,331,010
 323,000   Tsubakimoto Chain Co....................      795,190
                                                     -----------
                                                       6,005,086
                                                     -----------
           INDUSTRIAL SPECIALTIES (1.0%)
  63,000   Lintec Corp.............................      503,302
  70,000   Toyo Ink Manufacturing Co., Ltd.........      191,734
                                                     -----------
                                                         695,036
                                                     -----------
           MAJOR TELECOMMUNICATIONS (2.0%)
     339   Nippon Telegraph & Telephone Corp.......    1,332,013
                                                     -----------
           MARINE SHIPPING (0.4%)
  56,000   Mitsubishi Logistics Corp...............      288,057
                                                     -----------
           METAL FABRICATIONS (1.6%)
 240,000   Minebea Co., Ltd........................    1,050,624
                                                     -----------
           MISCELLANEOUS MANUFACTURING (1.6%)
 110,000   Kurita Water Industries Ltd.............    1,057,227
                                                     -----------
           MOTOR VEHICLES (7.7%)
 250,400   Nissan Motor Co., Ltd...................    1,994,300
 125,000   Suzuki Motor Corp.......................    1,321,635
  70,800   Toyota Motor Corp.......................    1,858,449
                                                     -----------
                                                       5,174,384
                                                     -----------
           MOVIES/ENTERTAINMENT (0.6%)
  43,000   TOHO Co., Ltd...........................      417,135
                                                     -----------
           PHARMACEUTICALS: MAJOR (1.9%)
 111,000   Sankyo Co., Ltd.........................    1,252,336
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           PHARMACEUTICALS: OTHER (4.1%)
  39,000   Ono Pharmaceutical Co., Ltd.............  $ 1,112,742
  61,400   Yamanouchi Pharmaceutical Co., Ltd......    1,671,770
                                                     -----------
                                                       2,784,512
                                                     -----------
           RAILROADS (2.0%)
     290   East Japan Railway Co...................    1,366,430
                                                     -----------
           REAL ESTATE DEVELOPMENT (1.8%)
 166,000   Mitsubishi Estate Co., Ltd..............    1,238,200
                                                     -----------
           RECREATIONAL PRODUCTS (4.6%)
  17,600   Nintendo Co., Ltd.......................    1,865,167
 126,100   Yamaha Corp.............................    1,216,078
                                                     -----------
                                                       3,081,245
                                                     -----------
           SEMICONDUCTORS (1.2%)
   6,000   Rohm Co., Ltd...........................      838,347
                                                     -----------
           TEXTILES (0.8%)
 130,000   Nisshinbo Industries, Inc...............      502,323
                                                     -----------
           WHOLESALE DISTRIBUTORS (2.8%)
  22,000   Hitachi High-Technologies Corp..........      275,291
 209,000   Mitsubishi Corp.........................    1,315,301
  76,000   Nagase & Co., Ltd.......................      315,350
                                                     -----------
                                                       1,905,942
                                                     -----------
           Total Common Stocks
            (COST $92,445,874).....................   63,469,480
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
PORTFOLIO OF INVESTMENT / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (2.0%)
           Repurchase Agreement
 $ 1,331   Joint repurchase agreement account 1.36%
           due 12/02/02 (dated 11/29/02; proceeds
           $1,331,151) (a)
           (COST $1,331,000).......................  $ 1,331,000
                                                     -----------

  Total Investments
   (COST $93,776,874) (b).................    96.3%  64,800,480
  Other Assets in Excess of Liabilities...     3.7    2,473,904
                                            ------  -----------
  Net Assets..............................   100.0% $67,274,384
                                            ======  ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $784,887 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $29,761,281, RESULTING IN NET UNREALIZED DEPRECIATION OF $28,976,394.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT
NOVEMBER 30, 2002:
      CONTRACT           IN EXCHANGE     DELIVERY       UNREALIZED
     TO DELIVER              FOR           DATE        APPRECIATION
---------------------------------------------------------------------
   JPY 303,967,330       $2,484,611      12/03/02         $6,684

CURRENCY ABBREVIATION:

JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $93,776,874).....................................  $ 64,800,480
Unrealized appreciation on open forward foreign
 currency contract................................         6,684
Cash (including $34,046 in foreign currency)......        34,663
Receivable for:
  Investments sold................................     2,477,927
  Shares of beneficial interest sold..............       321,357
  Dividends.......................................       233,146
Prepaid expenses and other assets.................        45,594
                                                    ------------
    Total Assets..................................    67,919,851
                                                    ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed..........       513,619
  Investment management fee.......................        49,833
  Distribution fee................................        37,959
Accrued expenses and other payables...............        44,056
                                                    ------------
    Total Liabilities.............................       645,467
                                                    ------------
    Net Assets....................................  $ 67,274,384
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $144,099,834
Net unrealized depreciation.......................   (28,974,811)
Accumulated net investment loss...................      (674,297)
Accumulated net realized loss.....................   (47,176,342)
                                                    ------------
    Net Assets....................................  $ 67,274,384
                                                    ============
Class A Shares:
Net Assets........................................    $3,626,490
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       702,326
    Net Asset Value Per Share.....................  $       5.16
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       5.45
                                                    ============
Class B Shares:
Net Assets........................................   $42,806,412
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     8,554,540
    Net Asset Value Per Share.....................  $       5.00
                                                    ============
Class C Shares:
Net Assets........................................    $3,997,620
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       808,210
    Net Asset Value Per Share.....................  $       4.95
                                                    ============
Class D Shares:
Net Assets........................................   $16,843,862
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     3,235,175
    Net Asset Value Per Share.....................  $       5.21
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $46,205 foreign withholding
 tax).............................................  $    261,827
Interest..........................................        17,516
                                                    ------------
    Total Income..................................       279,343
                                                    ------------
Expenses
Investment management fee.........................       341,696
Distribution fee (Class A shares).................         3,327
Distribution fee (Class B shares).................       250,667
Distribution fee (Class C shares).................        18,953
Transfer agent fees and expenses..................       118,554
Shareholder reports and notices...................        34,884
Professional fees.................................        31,132
Registration fees.................................        20,905
Custodian fees....................................        15,486
Trustees' fees and expenses.......................         6,498
Other.............................................         9,407
                                                    ------------
    Total Expenses................................       851,509
                                                    ------------
    Net Investment Loss...........................      (572,166)
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................   (10,483,221)
  Foreign exchange transactions...................        80,534
                                                    ------------
    Net Realized Loss.............................   (10,402,687)
                                                    ------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................    (3,880,170)
  Net translation of other assets and liabilities
   denominated in foreign currencies..............       (24,211)
                                                    ------------
    Net Depreciation..............................    (3,904,381)
                                                    ------------
    Net Loss......................................   (14,307,068)
                                                    ------------
Net Decrease......................................  $(14,879,234)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED         ENDED
                                          NOVEMBER 30, 2002   MAY 31, 2002
                                          -----------------  --------------
                                             (UNAUDITED)
Decrease in Net Assets:
Operations:
Net investment loss.....................    $   (572,166)     $ (1,457,548)
Net realized loss.......................     (10,402,687)       (2,779,176)
Net change in unrealized depreciation...      (3,904,381)      (20,529,671)
                                            ------------      ------------

    Net Decrease........................     (14,879,234)      (24,766,395)

Net decrease from transactions in shares
 of beneficial interest.................        (482,198)      (29,130,900)
                                            ------------      ------------

    Net Decrease........................     (15,361,432)      (53,897,295)

Net Assets:
Beginning of period.....................      82,635,816       136,533,111
                                            ------------      ------------

End of Period (INCLUDING ACCUMULATED NET
 INVESTMENT LOSSES OF $674,297 AND
 $102,131, RESPECTIVELY)................    $ 67,274,384      $ 82,635,816
                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,499,369 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $140, $43,973 and $243, respectively and received $5,085 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2002 aggregated $22,894,478 and $26,110,497, respectively.

For the six months ended November 30, 2002, the Fund incurred $7,326 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $4,900.

At November 30, 2002, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Distributor and Sub-Advisor, owned 2,496,390 Class D shares of beneficial interest.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                   ENDED
                                    NOVEMBER 30, 2002            MAY 31, 2002
                                -------------------------  -------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
CLASS A SHARES
Sold..........................    7,429,964  $ 39,701,325    8,009,448  $ 48,071,757
Redeemed......................   (7,027,714)  (38,261,365)  (7,976,432)  (48,354,884)
                                -----------  ------------  -----------  ------------
Net increase (decrease) --
 Class A......................      402,250     1,439,960       33,016      (283,127)
                                -----------  ------------  -----------  ------------
CLASS B SHARES
Sold..........................    3,142,202    16,748,415   12,428,609    75,406,934
Redeemed......................   (4,497,400)  (24,168,966) (16,098,719)  (98,305,188)
                                -----------  ------------  -----------  ------------
Net decrease -- Class B.......   (1,355,198)   (7,420,551)  (3,670,110)  (22,898,254)
                                -----------  ------------  -----------  ------------
CLASS C SHARES
Sold..........................    2,969,832    15,716,379    5,213,427    29,611,752
Redeemed......................   (2,862,148)  (15,497,656)  (5,329,286)  (30,961,568)
                                -----------  ------------  -----------  ------------
Net increase (decrease) --
 Class C......................      107,684       218,723     (115,859)   (1,349,816)
                                -----------  ------------  -----------  ------------
CLASS D SHARES
Sold..........................    3,275,395    17,742,079    1,390,165     8,350,147
Redeemed......................   (2,349,503)  (12,462,409)  (2,076,534)  (12,949,850)
                                -----------  ------------  -----------  ------------
Net increase (decrease) --
 Class D......................      925,892     5,279,670     (686,369)   (4,599,703)
                                -----------  ------------  -----------  ------------
Net increase (decrease) in
 Fund.........................       80,628  $   (482,198)  (4,439,322) $(29,130,900)
                                ===========  ============  ===========  ============

6. Federal Income Tax Status
At May 31, 2002, the Fund had a net capital loss carryover of approximately $33,024,000 which will be available through May 31, 2007 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Japan Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $2,276,000 and $64,000, respectively, during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2002, there was an outstanding forward contract.

At November 30, 2002, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED MAY 31,                   JULY 28, 1997*
                             MONTHS ENDED              ------------------------------------------------           THROUGH
                           NOVEMBER 30, 2002            2002          2001          2000          1999          MAY 31, 1998
                           -----------------           ------        ------        ------        ------        --------------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.38                 $ 7.83        $10.13        $ 7.57        $ 6.72            $ 9.16
                                ------                 ------        ------        ------        ------            ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............        (0.04)                 (0.06)        (0.08)        (0.10)        (0.02)             0.05
  Net realized and
   unrealized
   gain (loss)...........        (1.18)                 (1.39)        (2.22)         2.66          1.31             (2.49)
                                ------                 ------        ------        ------        ------            ------
Total income (loss) from
 investment operations...        (1.22)                 (1.45)        (2.30)         2.56          1.29             (2.44)
                                ------                 ------        ------        ------        ------            ------

Less dividends:
  From net investment
   income................       -                        -             -             -            (0.33)           -
  In excess of net
   investment income.....       -                        -             -             -            (0.11)           -
                                ------                 ------        ------        ------        ------            ------
Total dividends..........       -                        -             -             -            (0.44)           -
                                ------                 ------        ------        ------        ------            ------

Net asset value, end of
 period..................       $ 5.16                 $ 6.38        $ 7.83        $10.13        $ 7.57            $ 6.72
                                ======                 ======        ======        ======        ======            ======

Total Return+............       (19.12)%(1)            (18.52)%      (22.78)%       33.25 %       20.61 %          (26.64)%(1)

Ratios to Average Net
 Assets:
Expenses.................         1.86 %(2)(3)           1.82 %(3)     1.55 %(3)     1.54 %(3)     1.72 %(3)         1.83 %(2)
Net investment income
 (loss)..................        (1.08)%(2)(3)          (1.00)%(3)    (0.85)%(3)    (0.79)%(3)    (0.94)%(3)         0.75 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $3,626                 $1,914        $2,092        $5,314        $1,823              $126
Portfolio turnover
 rate....................           32 %(1)                14 %          12 %          35 %          78 %               7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                    FOR THE YEAR ENDED MAY 31,
                             MONTHS ENDED              -----------------------------------------------------------------------
                           NOVEMBER 30, 2002            2002            2001            2000            1999           1998*
                           -----------------           -------        --------        --------        --------        --------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 6.21                 $ 7.70          $10.08          $ 7.58          $ 6.67          $ 8.79
                                 ------                 ------          ------          ------          ------          ------
Income (loss) from
 investment operations:
  Net investment
   loss++................         (0.05)                 (0.11)          (0.15)          (0.17)          (0.13)          (0.13)
  Net realized and
   unrealized
   gain (loss)...........         (1.16)                 (1.38)          (2.23)           2.67            1.37           (1.99)
                                 ------                 ------          ------          ------          ------          ------
Total income (loss) from
 investment operations...         (1.21)                 (1.49)          (2.38)           2.50            1.24           (2.12)
                                 ------                 ------          ------          ------          ------          ------
Less dividends:
  From net investment
   income................       -                         -              -               -               (0.22)          -
  In excess of net
   investment income.....       -                         -              -               -               (0.11)          -
                                 ------                 ------          ------          ------          ------          ------
Total dividends..........       -                         -              -               -               (0.33)          -
                                 ------                 ------          ------          ------          ------          ------
Net asset value, end of
 period..................        $ 5.00                 $ 6.21          $ 7.70          $10.08          $ 7.58          $ 6.67
                                 ======                 ======          ======          ======          ======          ======
Total Return+............        (19.48)%(1)            (19.35)%        (23.61)%         32.28 %         19.89 %        (24.12)%

Ratios to Average Net
 Assets:
Expenses.................          2.61 %(2)(3)           2.57 %(3)       2.38 %(3)       2.33 %(3)       2.59 %(3)       2.48 %
Net investment loss......         (1.83)%(2)(3)          (1.75)%(3)      (1.67)%(3)      (1.58)%(3)      (1.81)%(3)      (1.62)%
Supplemental Data:
Net assets, end of
 period, in thousands....       $42,806                $61,562        $104,574        $210,006        $147,812        $125,008
Portfolio turnover
 rate....................            32 %(1)                14 %            12 %            35 %            78 %             7 %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED MAY 31,                    JULY 28, 1997*
                             MONTHS ENDED              -------------------------------------------------           THROUGH
                           NOVEMBER 30, 2002            2002          2001          2000           1999          MAY 31, 1998
                           -----------------           ------        ------        -------        ------        --------------
                              (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $ 6.14                 $ 7.62        $ 9.96         $ 7.49        $ 6.68            $ 9.16
                                ------                 ------        ------         ------        ------            ------
Income (loss) from
 investment operations:
  Net investment
   loss++................        (0.05)                 (0.11)        (0.14)         (0.17)        (0.12)            (0.07)
  Net realized and
   unrealized gain
   (loss)................        (1.14)                 (1.37)        (2.20)          2.64          1.34             (2.41)
                                ------                 ------        ------         ------        ------            ------
Total income (loss) from
 investment operations...        (1.19)                 (1.48)        (2.34)          2.47          1.22             (2.48)
                                ------                 ------        ------         ------        ------            ------

Less dividends:
  From net investment
   income................       -                        -             -              -            (0.30)           -
  In excess of net
   investment income.....       -                        -             -              -            (0.11)           -
                                ------                 ------        ------         ------        ------            ------
Total dividends..........       -                        -             -              -            (0.41)           -
                                ------                 ------        ------         ------        ------            ------

Net asset value, end of
 period..................       $ 4.95                 $ 6.14        $ 7.62         $ 9.96        $ 7.49            $ 6.68
                                ======                 ======        ======         ======        ======            ======

Total Return+............       (19.38)%(1)            (19.42)%      (23.49)%        32.10 %       19.86 %          (27.07)%(1)

Ratios to Average Net
 Assets:
Expenses.................         2.61 %(2)(3)           2.57 %(3)     2.32 %(3)      2.33 %(3)     2.58 %(3)         2.52 %(2)
Net investment loss......        (1.83)%(2)(3)          (1.75)%(3)    (1.61)%(3)     (1.58)%(3)    (1.80)%(3)        (1.21)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $3,998                 $4,304        $6,221        $10,792        $5,423            $1,738
Portfolio turnover
 rate....................           32 %(1)                14 %          12 %           35 %          78 %               7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Japan Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                  FOR THE PERIOD
                              FOR THE SIX                          FOR THE YEAR ENDED MAY 31,                     JULY 28, 1997*
                             MONTHS ENDED              ---------------------------------------------------           THROUGH
                           NOVEMBER 30, 2002            2002           2001           2000           1999          MAY 31, 1998
                           -----------------           -------        -------        -------        ------        --------------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 6.43                 $ 7.89         $10.22         $ 7.62        $ 6.72            $ 9.16
                                 ------                 ------         ------         ------        ------            ------
Income (loss) from
 investment operations:
  Net investment
   loss++................         (0.02)                 (0.05)         (0.06)         (0.08)        (0.02)            (0.01)
  Net realized and
   unrealized
   gain (loss)...........         (1.20)                 (1.41)         (2.27)          2.68          1.37             (2.43)
                                 ------                 ------         ------         ------        ------            ------
Total income (loss) from
 investment operations...         (1.22)                 (1.46)         (2.33)          2.60          1.35             (2.44)
                                 ------                 ------         ------         ------        ------            ------

Less dividends:
  From net investment
   income................       -                         -              -              -            (0.34)           -
  In excess of net
   investment income.....       -                         -              -              -            (0.11)           -
                                 ------                 ------         ------         ------        ------            ------
Total dividends..........       -                         -              -              -            (0.45)           -
                                 ------                 ------         ------         ------        ------            ------

Net asset value, end of
 period..................        $ 5.21                 $ 6.43         $ 7.89         $10.22        $ 7.62            $ 6.72
                                 ======                 ======         ======         ======        ======            ======

Total Return+............        (18.97)%(1)            (18.50)%       (22.80)%        33.25 %       21.76 %          (26.64)%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.61 %(2)(3)           1.57 %(3)      1.38 %(3)      1.33 %(3)     1.59 %(3)         1.60 %(2)
Net investment loss......         (0.83)%(2)(3)          (0.75)%(3)     (0.67)%(3)     (0.58)%(3)    (0.81)%(3)        (0.23)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $16,844                $14,856        $23,646        $16,887        $1,051              $628
Portfolio turnover
 rate....................            32 %(1)                14 %           12 %           35 %          78 %               7 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

[MORGAN STANLEY LOGO]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

[GRAPHIC]

MORGAN STANLEY
JAPAN FUND

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Funds Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

38420RPT-9395L02-AP-12/02

SEMIANNUAL REPORT
NOVEMBER 30, 2002

[MORGAN STANLEY LOGO]